RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Summary of the sources included in "Interest and other income from affiliates" in the accompanying consolidated statements of income

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Retail subsidy from CNH North America	$50,100	$50,882	$158,629	$155,856
Wholesale subsidy:
CNH North America	43,389	38,873	114,660	110,319
Other affiliates	240	571	1,568	2,389
Operating lease subsidy from CNH North America	8,424	7,591	25,529	22,053
Lending funds:
CNH North America	—	2	—	352
Other affiliates	—	2	—	2

Total interest and other income from affiliates	$102,153	$97,921	$300,386	$290,971

	2012	2011	2010
Wholesale subsidy:
CNH North America	$148,997	$135,294	$115,353
Other affiliates	2,784	1,928	—
Retail subsidy with CNH North America	209,952	216,544	227,208
Operating lease subsidy with CNH North America	30,376	26,518	22,273
Lending funds:
CNH North America	352	1,700	10,329
Other affiliates	2	22	1,220

Total interest and other income from affiliates	$392,463	$382,006	$376,383

Schedule of various accounts and notes receivable and debt with the affiliates

	September 30, 2013	December 31, 2012
Affiliated receivables from:
CNH America	$624	$64,708
CNH Canada Ltd.	232	17,797
Other affiliates	13,115	12,874

Total affiliated receivables	$13,971	$95,379

Affiliated debt owed to:
CNH America	$680,754	$788,381
CNH Canada Ltd.	91,935	60,651
Fiat Industrial	—	15,000

Total affiliated debt	$772,689	$864,032

	2012			2011
	Rate	Maturity	Amount	Rate	Maturity	Amount
Affiliated receivables from:
CNH America	0%	—	$64,708	2.50%	—	$65,335
CNH Canada Ltd.	0%	—	17,797	1.33%	—	115,816
Other affiliates	0%	—	12,874	2.50%	—	12,766

Total affiliated receivables			$95,379			$193,917

Affiliated debt owed to:
CNH America	3.21%	2013	$788,381	2.50% - 3.18%	Various	$525,927
CNH Canada Ltd.	4.05%	2013	60,651	—	—	—
Fiat	5.78% - 5.83%	2013	15,000	3.38% - 7.00%	Various	293,343

Total affiliated debt			$864,032			$819,270